Share Capital (Details) - USD ($) $ in Millions				3 Months Ended		6 Months Ended
	Jul. 15, 2022	Jun. 07, 2022	Jul. 16, 2020	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Class of Stock [Line Items]
Proceeds from Stock Options Exercised				$ 0.1	$ 0.9	$ 0.5	$ 1.5
The 2022 Base Shelf Prospectus
Class of Stock [Line Items]
Shelf Prospectus Period (Month)	25 months
Stock issued during period, shares, new issues (in shares)	0
The 2020 Base Shelf Prospectus
Class of Stock [Line Items]
Shelf Prospectus Period (Month)			25 months
Shelf Prospectus, Maximum Amount			$ 1,000.0
Stock issued during period, shares, new issues (in shares)			0
NCIB
Class of Stock [Line Items]
Stock issued during period, shares, new issues (in shares)		0
Number of shares to be purchased for cancellation		7,400,000
Maximum percentage of shares to be repurchased for cancellation		10.00%